[KOBRICK FUNDS LETTERHEAD]



                                                        February 2, 2001

Via EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, DC  20549

Re:           Nvest Kobrick Investment Trust
              File Nos. 333-37727 and 811-08435

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act"), Nvest Kobrick Investment Trust (the "Registrant") certifies that the form of the Kobrick Funds' prospectus for classes A, B and C shares, prospectus for classes A and Y shares and statement of additional that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in post-effective amendment number ("PEA No.") 8 to Registrant's registration statement. The Registrant certifies that PEA No. 8 was filed electronically under Rule 485(b) under the 1933 Act on January 30, 2001 and is the most recent post-effective amendment to the Registrant's registration statement.

     Please direct any questions or comments on the enclosed materials to me at
(617) 578-1217, or in my absence, to my colleague Julie Brackett at (617) 578-1136.

                                                        Very truly yours,

                                                        /s/Coleen Downs Dinneen

                                                        Coleen Downs Dinneen
                                                        Assistant Secretary